SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of year	$ 2,056	$ 4,091	$ 1,583
Provisions charged to expense	718	1,416	2,578
Amounts written off	(1,837)	(3,404)	(7)
Business divestiture	0	0	(62)
Other, including fluctuations in foreign exchange rates	30	(47)	(1)
Allowance for credit losses, end of year	$ 967	$ 2,056	$ 4,091